Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transaction with Related Parties (Parenthetical) (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The Coca-Cola company [member]
Disclosure of transactions between related parties [line items]
Contributions	$ 4,023	$ 4,518	$ 3,749